Property and Equipment, Net (Summary of property and equipment, net) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computer, equipment and furniture [Member] USD ($)	Dec. 31, 2013 Computer, equipment and furniture [Member] CNY	Dec. 31, 2012 Computer, equipment and furniture [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] USD ($)	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] USD ($)	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Total gross value	$ 25,026,000	151,496,000	134,794,000		$ 18,206,000	110,209,000	86,346,000	$ 947,000	5,732,000	5,393,000	$ 5,873,000	35,555,000	43,055,000
Less: accumulated depreciation	(9,312,000)	(56,370,000)	(32,247,000)
Net book value	15,714,000	95,126,000	102,547,000
Depreciation expenses	$ 4,700,000	28,700,000	19,200,000	11,300,000